Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

12. Leases

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2025	Dec 31, 2024
Less than 1 year	12,792	16,530
1 - 3 years	18,558	20,632
3 - 5 years	14,461	15,217
After 5 years	30,499	37,551
Total lease payments	76,310	89,930
Amounts representing interest	(17,764)	(22,733)
Present value of net lease payments	58,546	67,197
Current portion of lease obligations	(9,206)	(12,206)
Non-current portion of lease obligations	49,340	54,991

Total cash outflow	19,094	112,977
Interest on lease liabilities	5,662	11,438

In May 2024, Vermilion recognized a seven-year lease for a processing facility. In December 2024, Vermilion exercised the right to purchase the processing facility for $78.8 million, extinguishing the lease obligation and resulting in the transfer from right-of-use assets to depletable assets.

In July 2024, Vermilion signed an extension of its existing head office lease from 2027 to 2035. The lease increased right-of-use assets by $30.9 million offset with changes to lease liabilities (current portion reduced by $3.4 million; non-current portion increased by $34.3 million). Vermilion’s incremental borrowing rate at the time of signing the lease was 7.0%.